REVENUES	12 Months Ended
Mar. 31, 2025
REVENUES [Abstract]
REVENUES
3. REVENUES

ACCOUNTS RECEIVABLE AND CONTRACT ASSETS
Our balance in accounts receivable—trade, net includes our accounts receivable recognized from contracts with customers and contract assets. Contract assets represent our right to consideration in exchange for goods or services that we transferred to a customer when that right is conditioned on something other than the passage of time.

The following table provides a disaggregation of our balance in accounts receivable—trade, net and March 31,2025 (in thousands):

	March 31, 2025	March 31, 2024
Accounts receivable	$507,052	$634,934
Contract assets	13,775	11,795
Allowance for credit losses	(3,902)	(2,549)
Total accounts receivable—trade, net	$516,925	$644,180

In addition, we had $66.3 million and $44.6 million of receivables from contracts with customers included within financing receivables that are presented as discontinued operations as of March 31, 2025 and 2024, respectively. Please refer to Note 4, “Discontinued Operations”.

CONTRACT LIABILITIES

Contract liabilities represent our obligation to transfer goods or services to a customer for which we have received consideration, or the amount is due from the customer. Our contract liabilities consist of our deferred revenue and deferred revenue—long-term in our consolidated balance sheets. Revenue recognized from the beginning contract liability balance was $112.5 million and $86.0 million for the fiscal years ended March 31, 2025, and 2024, respectively.

PERFORMANCE OBLIGATIONS

The following table includes revenue expected to be recognized in the future related to performance obligations, primarily non-cancelable contracts for ePlus managed services, that are unsatisfied or partially unsatisfied at the end of the reporting period (in thousands):

Year ending March 31, 2026	$93,331
2027	44,262
2028	22,093
2029	12,142
2030 and thereafter	3,108
Total remaining performance obligations	$174,936

The table does not include the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts where we recognize revenue at the amount that we have the right to invoice for services performed.